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NASCENT WINE COMPANY, INC.

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5440 W. Sahara Avenue, Suite 202	Phone: (702) 580-8565
Las Vegas, Nevada 89146	Fax: (702) 898-3689

June 13, 2005

To:	Albert G. Pappas	From:	Patrick Deparini
Fax:	(202) 772-9205	Pages:	2 including cover
Phone:	(202) 551-3378	Date:	June 13, 2005
Re:	Nascent Wine Company, Inc.

Dear Mr. Pappas:

Attached, please find a letter requesting accelerated effectiveness of the Registration Statement on Form SB-2 for Nascent Wine Company, Inc.

If you have any questions, please do not hesitate to contact me.

Sincerely,

/s/ Patrick Deparini

Patrick Deparini

President

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